Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Compensation Expenses Recognized for Share-Based Awards
Compensation expenses recognized for share-based awards granted by the Company were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	71,815	26,123	5,879

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Share-based compensation expenses
-Related to management’s restricted shares (a)	33,105	9,865	—
-Related to management’s RSUs (b)	38,710	16,258	5,879

Total	71,815	26,123	5,879

Summary of Movement of the Restricted Shares
The movement of the restricted shares during the year ended December 31, 2023, was as follow:

	Number of restricted shares	Weighted average grant date fair value (US$)
Unvested as of January 1, 2022	1,478,415	5.7072
Vested	(739,207)	5.7072

Unvested as of December 31, 2022	739,208	5.7072

Unvested as of January 1, 2023	739,208	5.7072
Vested	(739,208)	5.7072

Unvested as of December 31, 2023	—	—

Summary of Movement of the RSUs
The movement of the RSUs during the years ended December 31, 2022, 2023 and 2024, was as follow
s
:

	Number of RSUs	Weighted average grant date fair value (US$)
Unvested as of January 1, 2022	1,421,181	6.3515
Vested	(745,164)	6.3515

Unvested as of December 31, 2022	676,017	6.3515

Unvested as of January 1, 2023	676,017	6.3515
Vested	(234,005)	6.3515

Unvested as of December 31, 2023	442,012	6.3515

Unvested as of January 1, 2024	442,012	6.3515
Vested	(234,005)	6.3515

Unvested as of December 31, 2024	208,007	6.3515